                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                May 14, 2003
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                50
                                             ------------------

Form 13F Information Table Value Total:           $96,187
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                   FORM 13F
                                 March 31, 2003

                                                                                                              VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/     SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT     PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- --------    --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM         268140100      200   3285993   SH       SOLE                  3285993
ADELPHIA COMMUNICATIONS        COM         006848105      100    553000   SH       SOLE                   553000
ALLIED WASTE INDUSTRIES INC    COM         019589308     3228    404000   SH       SOLE                   404000
ALTRIA GROUP INC.              COM         02209S103      935     31200   SH       SOLE                    31200
AMPHENOL CORP.                 COM         032095101     9046    222000   SH       SOLE                   222000
AT&T WIRELESS                  COM         00209A106       75     11321   SH       SOLE                    11321
BERKSHIRE HATHAWAY             COM         084670207      515       241   SH       SOLE                      241
CENDANT CORP                   COM         151313103    11783    927783   SH       SOLE                   927783
CHEVRONTEXACO                  COM         166764100      252      3900   SH       SOLE                     3900
CORNING, INC.                  COM         219350105      110     18800   SH       SOLE                    18800
DECISIONONE CORP NEW           COM         243458106      952     74013   SH       SOLE                    74013
EXXON MOBILE CORPORATION       COM         30231G102      213      6100   SH       SOLE                     6100
FAIRFAX FINANCIAL HOLDINGS     COM         303901102     1528     30000   SH       SOLE                    30000
FISHER SCIENTIFIC              COM         338032204    10828    387250   SH       SOLE                   387250
FLEETBOSTON FINANCIAL CORP.    COM         339030108      451     18900   SH       SOLE                    18900
FORD MOTOR CO.                 COM         345310100      273     36253   SH       SOLE                    36253
GENERAL ELECTRIC               COM         369604103      244      9552   SH       SOLE                     9552
GENERAL MOTORS                 COM         370442105      272      8086   SH       SOLE                     8086
HEARTLAND TECHNOLOGIES         COM         421979105        0     20000   SH       SOLE                    20000
HEINZ H.J. CO.                 COM         423074103      995     34075   SH       SOLE                    34075
J.P. MORGAN CHASE              COM         46625H100     1122     47333   SH       SOLE                    47333
KINDER MORGAN ENERGY PRTNRS. L COM         494550106      703     19000   SH       SOLE                    19000
KRAFT FOODS                    COM         50075N104     2242     79500   SH       SOLE                    79500
LIBERTY MEDIA                  COM         530718105     7928    814814   SH       SOLE                   814814
MERCK & CO. INC.               COM         589331107     1087     19850   SH       SOLE                    19850
METROMEDIA INTL. GROUP         COM         591695101       45   3026900   SH       SOLE                  3026900
NEXTWAVE TELECOM INC.-CL B     COM         65332M103     2135   1220000   SH       SOLE                  1220000
PHARMACEUTICAL HOLDRs TRUST    COM         71712A206     3737     50400   SH       SOLE                    50400
PLAYTEX PRODUCTS               COM         72813P100     3652    453100   SH       SOLE                   453100
POLYMER GROUP                  COM         731745105      152   1684267   SH       SOLE                  1684267
PRIMEDIA INC.                  COM         74157K101     3402   1388500   SH       SOLE                  1388500
PROCURENET INC RSTD            COM                         66    438515   SH       SOLE                   438515
PSS WORLD MEDICAL INC.         COM         69366A100     2934    450000   SH       SOLE                   450000
ROYAL DUTCH PETROLEUM          COM         780257804     1192     29250   SH       SOLE                    29250
TWINLAB CORP                   COM         901774109       45    407500   SH       SOLE                   407500
VERIZON COMM.                  COM         92343V104      874     24720   SH       SOLE                    24720
WASTE MGMT. INC                COM         94106L109     8833    417050   SH       SOLE                   417050
WILLIAMS COS INC.              COM         969457100      688    150217   SH       SOLE                   150217
UTILITIES SELECT SECTOR SPDR   MUTUAL      81369Y886      688  37400.00   SH       SOLE                 37400.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL      464287614     8057 224750.00   SH       SOLE                224750.00
iSHARES S&P 500/BARRA VALUE    MUTUAL      464287408      403  10000.00   SH       SOLE                 10000.00
BLACKROCK INV. QUALITY TERM 20 BOND        09247J102      291  30700.00   SH       SOLE                 30700.00
MFS INTERMEDIATE INCOME TRUST  BOND        55273C107     1617 220321.53   SH       SOLE                220321.53
NATIONS GOVT. INC TERM 2003    BOND        638583104      111  11000.00   SH       SOLE                 11000.00
NATIONS GOVT. TERM 2004        BOND        638584102      327  32200.00   SH       SOLE                 32200.00
PUTNAM MASTER INTERM. INCOME   BOND        746909100      110  17400.00   SH       SOLE                 17400.00
TCW/DW TERM TRUST 2003         BOND        87234U108      937  87313.19   SH       SOLE                 87313.19
BLACKROCK MUNI TARGET TRUST    TAX-FREE    09247M105      164     15000   SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE    67061F101      318     21319   SH       SOLE                    21319
VAN KAMPEN PA. VALUE           TAX-FREE    92112T108      330     20600   SH       SOLE                    20600
REPORT SUMMARY                 50 DATA RECORDS          96187              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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